PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of
	March 31, 2025	September 30, 2024
Computer equipment	$16,982	$16,982
Less: Accumulated depreciation	14,714	13,667
Property and equipment, net	$2,268	$3,315

Property and equipment, net consisted of the following:

	For the years ended September 30,
	2024	2023
Computer equipment	$16,982	$16,982
Less: Accumulated depreciation	13,667	11,573
Property and equipment, net	$3,315	$5,409